Trade Payables and Other	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade Payables and Other	Trade Payables and Other

In $000s	At December 31, 2023	At December 31, 2022

Accounts payable and accrued liabilities	$5,741	$3,808
Dividends payable	4,537	4,446
Withholding taxes payable	726	1,120
Other payables[1]	5,189	9,667
Total trade payables and other	$16,193	$19,041
1.Includes an $1.9 million payable to Horizon Copper Corp. at December 31, 2023 (December 31, 2022 - $8.3 million).